SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Nov. 30, 2018
Significant Accounting Policies [Abstract]
Schedule of Company and its subsidiaries at the end of the reporting period
		Percentage owned
	Incorporation	2018	2017	2016
Liquid Media Group (Canada) Ltd. (“Liquid Canada”)	Canada	100%	-	-
Companies owned by Liquid Canada:
Majesco Entertainment Company (“Majesco)	USA	51%	-	-

Schedule of estimated useful lives of intangible assets
Video game catalogues	15 years
Brands	indefinite